THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account E
The American Legacy®

Lincoln National Variable Annuity Account H
American Legacy® II
American Legacy® III Product Suite
American Legacy® Shareholder’s Advantage A Share/A Class
American Legacy® Design, American Legacy® Fusion
American Legacy® Signature

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Variable Annuity Account H
American Legacy® III Product Suite
American Legacy® Shareholder’s Advantage A Share/A Class
American Legacy® Design, American Legacy® Fusion
American Legacy® Signature

Supplement to the Prospectus dated May 1, 2012

This Supplement outlines important changes effective September 28, 2012, regarding:  1) investment options, 2) Investment Requirements for Living Benefit Riders, and 3) certain administrative services that impact your American Legacy® individual annuity contract.  All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Effective September 28, 2012, the following fund will be available as a new investment option under your contract:

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP American Preservation Fund (Service Class): Current income, consistent with the preservation of capital; a fund of funds.

The following table shows the expenses charged by the fund (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ reimburse-ments)	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses +	Total Expenses (before any waivers/ reimburse-ments) =	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
LVIP American Preservation Fund1	0.25%	0.35%	0.30%	0.39%	1.29%	(0.30%)	0.99%
1Other Expenses and AFFE are based on estimated amounts for the current fiscal year. Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.10% of average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses) exceed 0.60% of average daily net assets of the Fund. Both agreements will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.

The Contracts – Investment Requirements.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective September 28, 2012. All other provisions of Investment Requirements remain unchanged.

For contracts issued by The Lincoln National Life Insurance Company:

The following change is applicable to Investment Requirements Option 1. These changes apply to all products except American Legacy® Signature and American Legacy® Fusion. The LVIP American Preservation Fund will be considered a Non-Limited Subaccount, as that term is described in your prospectus.

The following change is applicable to Investment Requirements Option 2.  These changes apply to all products except American Legacy® Signature and American Legacy® Fusion. The LVIP American Preservation Fund will be added to Group 1 under Option 2 (25%). In addition, the LVIP American Preservation Fund is added to the list of funds among which you may allocate 100% of your contract value or Account Value under i4LIFE® Advantage.

The following change is applicable to Investment Requirements Option 3.  These changes apply to all products except American Legacy® Signature and American Legacy® Fusion. The LVIP American Preservation Fund will be added to Group 1 under Option 3 (30%). In addition, the LVIP American Preservation Fund is added to the list of funds among which you may allocate 100% of your contract value or Account Value under i4LIFE® Advantage.

The following change is applicable to the Investment Requirements section for American Legacy® Signature and American Legacy® Fusion only. The LVIP American Preservation Fund will be added to Group 1 under Option 3 (30%). In addition, the LVIP American Preservation Fund is added to the list of funds among which you may allocate 100% of your contract value or Account Value under i4LIFE® Advantage.

The following change applies to all contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds or 4LATER® Advantage Protected Funds. The LVIP American Preservation Fund will be added to the currently available funds under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds or 4LATER® Advantage Protected Funds.  Some riders may not be available under all contracts.

For contracts issued by Lincoln Life & Annuity Company of New York:

The following change is applicable to Riders purchased as of January 20, 2009 and applies to all products. The LVIP American Preservation Fund will be added to Group 1 (30%) and to the list of funds among which you may allocate 100% of your contract value or Account Value under i4LIFE® Advantage.

The following change applies to all contractowners who have elected Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds or 4LATER® Advantage Protected Funds. The LVIP American Preservation Fund will be added to the list of restricted funds available under Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds, i4LIFE® Advantage Guaranteed Income Benefit Protected Funds or 4LATER® Advantage Protected Funds.  Some riders may not be available under all contracts.

Charges and Other Deductions – Our Administrative Services Include

The last bullet under this heading is revised as follows:

•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.

The Contracts – Transfers On or Before the Annuity Commencement Date

The fourth, fifth and sixth paragraphs under this section are deleted and replaced with the following paragraph.

A transfer request may be made to our Home Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the valuation date that they are received when they are received in good order at our Home Office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request in good order at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

The Contracts – Surrenders and Withdrawals

The first paragraph under this section is deleted and replaced with the following paragraph:

Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the annuity payout option selected.

The Contracts - Telephone and Electronic Transactions

The following paragraphs are added to the prospectus:

A surrender, withdrawal, or transfer request may be made to our Home Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Home Office.

Please retain this Supplement for future reference.